INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes and Minority Interest
	Years Ended December 31,
	2015	2014	2013
	(in thousands)
United States	$19,717	$(14,809)	$(156,696)
Foreign	(44,536)	(13,837)	136,317
	$(24,819)	$(28,646)	$(20,379)

Schedule of Components of the Provision (Benefit) for Income Taxes
	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Current
Federal	$—	$—	$1
Foreign	$(5,193)	$2,042	2,730
Total Current	$(5,193)	$2,042	$2,731
Deferred
Foreign	1,031	(424)	(380)
Total Deferred	1,031	(424)	(380)
Total	$(4,162)	$1,618	$2,351

Summary of Unrecognized Tax Benefits
	Years Ended December 31,
	2015	2014	2013
	(in thousands)
Beginning balance-gross unrecognized tax benefits (UTB’s)	$45,382	$45,430	$54,012

Additions based on tax positions related to the current year	48	142	151

Reductions for tax positions related to prior years	(835)	(190)	(1,627)

Lapse of statute of limitations	(21,901)	—	(7,106)

Ending balance—gross unrecognized tax benefits (UTB’s)	22,694	45,382	45,430

UTB’s as a credit in deferred taxes	(14,604)	(33,021)	(33,187)

Federal benefit of state taxes	(2,063)	(2,176)	(2,244)

UTB’s that would impact the effective tax rate	$6,027	$10,185	$9,999

Summary of the Components of Net Deferred Tax Assets
	December 31, 2015	December 31, 2014
	(in thousands)
Deferred Tax Assets

Allowances and reserves	$(8,254)	$4,920

Net operating loss carryforward	214,664	230,597

Tax credit carryforwards	60,385	87,703

Capital loss carryforwards	3,742	3,997

Writedown/amortization of intangible assets and goodwill	8,051	12,997

Fixed assets	4,428	6,008

Demo equipment income	7,071	7,070

Other	38,878	22,683

Total Deferred Tax Assets	328,965	375,975

Deferred Tax Liabilities

Prepaid expense	126	(576)

Accrued warranties	1,230	(2,494)

Other	(278)	(281)

Total Deferred Tax Liabilities	1,078	(3,351)

Total Deferred Tax Assets (Liabilities)	330,043	372,624

Less: Valuation Allowance	(327,324)	(368,672)

Total Deferred Tax Assets (Liabilities)	$2,719	$3,952

Schedule of Reconciliation of Effective Income Tax Rate and the Federal Statutory Rate
	Years Ended December 31,
	2015	2014	2013
	(in thousands)

Federal tax (benefit) at statutory rate	$(8,680)	$(10,026)	$(7,133)

State tax (benefit)/expense, net of federal income tax benefit	—	628	(360)

Stock compensation expense	508	745	574

Effect of differences in foreign tax rates	(2,723)	7,772	(28,969)

FIN48 Tax reserve	(7,433)	618	(2,025)

Effect of tax rate changes on deferred taxes	—	—	2,407

Change in deferred tax valuation allowance	13,161	1,824	38,234

Tax credits	—	(535)	(552)

Other	1,005	592	175

Total Tax Expense (benefit)	$(4,162)	$1,618	$2,351